OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


		Investment Company Act file number 811-21664

                          Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2007 through December 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     CULLEN
                                   VALUE FUND

                                      CVFCX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                    12/31/07

                               [LOGO]PIONEER
                                     Investments (R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               15
Schedule of Investments                       17
Financial Statements                          22
Notes to Financial Statements                 31
Approval of Investment Advisory Agreement     39
Trustees, Officers and Service Providers      43

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Against this "wall of worry" backdrop, the performance of major asset classes in the second half of 2007 was mixed. The Standard & Poor's 500 Index fell 1% in the second half of 2007, the Dow Jones Industrial Average was flat, and the NASDAQ Composite Index rose 2%. The MSCI EAFE Developed Market Index was also flat for the second half of 2007, while the MSCI Emerging Markets Index rose 19% over the same period. The U.S. investment-grade bond market, as measured by the Lehman Aggregate Bond Index, rose 6%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1%, as its higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

The domestic equity market grew increasingly volatile during the final six months of 2007 as U.S. economic growth appeared to decelerate. Investors became more apprehensive about the possibility that the weakness that first surfaced in the housing and subprime mortgage markets could spread to the overall economy. In the following interview, James P. Cullen, President of Cullen Capital Management LLC, discusses the factors that influenced Pioneer Cullen Value Fund's performance during the six-month period ending December 31, 2007. Mr. Cullen oversees the team responsible for the daily management of the Fund.

Q:   How did the Fund perform during the six months ending December 31, 2007?

A: The Fund posted modestly positive results for the period despite negative returns by most major stock indices. Pioneer Cullen Value Fund's Class A shares generated a 0.73% total return, at net asset value, over the six month period. During the same time frame, the Fund's benchmark, the Standard & Poor's 500 Index (the S&P 500), returned -1.37%, while the Russell 1000 Value Index returned -6.03%. During the same six-month period, the average return of the 535 funds in Lipper's Large Cap Value category was -4.71%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the primary factors that influenced the Fund's performance during the period?

A: The Fund held up well, as our long-term discipline led to outperformance of its benchmark and peers during a period that saw the end to a stock rally when the market became increasingly volatile. Problems that began in the housing industry and the subprime mortgage market weighed on investors' minds, most dramatically affecting the financials sector. Our focus always has been to be well diversified by industry and to emphasize stocks with

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     relatively low price-to-earnings ratios and good long-term earnings prospects. Over time, this emphasis frequently has resulted in outperformance for the Fund during periods of market volatility, and the most recent six-month period was no exception. We do not make portfolio decisions based on general economic forecasts, as we think it is too risky to try to estimate when the economy and market trends will change. Rather, we try to remain disciplined and look for long-term opportunities. One of the steps we took during the six months was to take advantage of market weakness by investing in companies whose stocks had fallen to attractive valuations.

Q:   How did the Fund's positioning affect performance during the period?

A: The Fund's positioning in financials helped. We had a significant investment in JP Morgan Chase, a major banking and securities firm that had relatively low exposure to the subprime mortgage crisis. We also admired its strategic direction and strong international presence. Conversely, we de-emphasized firms that were more vulnerable to the subprime problems. However, we did add smaller positions in companies such as Merrill Lynch and Morgan Stanley when their valuations became more attractive and the possibility increased that they might be acquired by other institutions.

     The Fund had its biggest concentration, however, in the consumer staples sector, where stock prices appeared reasonable and less volatile and where we saw an opportunity to participate in the expansion of the global economy, especially in emerging market nations. Moreover, stocks of consumer staples companies tend to pay good dividends, which we believe provide an added, but underappreciated, catalyst for stock performance.

     During the period, we increased the Fund's position in Johnson & Johnson, a major, diversified health care company that helped performance. While pharmaceuticals companies have been underperforming the overall market, we think Johnson & Johnson, which is more of a diversified health care products company, has a strategy that can sustain good performance. In particular, we believe the company's opportunities in fast-growing emerging markets are particularly impressive. We also added a position in ITT, a diversified industrials company with good prospects in its defense contracting. ITT's leadership position in water systems

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                             (continued)
--------------------------------------------------------------------------------

     equipment, including pump and filtration systems, should position it well as demand for those services increases in international markets. ITT's relative advantages could become magnified if the U.S. government were to initiate an economic stimulus packages in the coming year.

     Early in the period, the Fund was underweighted in energy stocks compared to the benchmark, which did not help relative performance, although we increased the emphasis on energy toward the end of 2007. Within energy, our positions in Petrobras, the Brazilian oil company, Gazprom, the Russian natural gas company, and Devon Energy, a U.S.-based exploration and production firm, all aided Fund performance.

Q: What were some of the individual investments that most affected the Fund's performance during the six months?

A: Early in the period the Fund initiated some positions in traditional growth stocks when their valuations appeared particularly attractive. Several performed well, including telecommunications equipment companies Nokia and Motorola, and diversified technology corporation Hewlett Packard. We subsequently sold the Motorola position.

     The Fund's exposure to the consumer staples sector helped significantly. Leading contributors included two global agricultural products companies:
     Archer Daniels Midland, a U.S.-based corporation; and Bunge, a Brazilian company. Also helping was our investment in global food products company Nestle and our newer position in Unilever, a diversified consumer products company.

     Notable among other strong performers for the six months was Borg Warner, a mid-cap U.S. industrials company that is a leading producer of sophisticated equipment for the automotive industry, such as drive trains.

     The most significant disappointments during the period came from companies affected by the housing and subprime mortgage problems. They included financial firms Citigroup, Merrill Lynch, Morgan Stanley and American International Group (AIG). Home Depot, the home products supply retailer, and Cemex, the Mexican corporation that has emerged as the global leader in the concrete industry, also held back performance during the period. We have retained all of the positions as of December 31, 2007.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What is your investment outlook?

A: We think the news emanating from the subprime mortgage meltdown will continue to be negative as the full effects on home values and consumer spending habits become better understood. One-fifth of all corporate earnings in the S&P 500 Index come from companies in the financials sector, and so it is easy to envision a scenario where average company earnings in the index could slow noticeably in the coming year. Given that scenario, we think it is probable that the U.S. Federal Reserve Board is likely to continue to cut short-term interest rates to add more liquidity into the financial system.

     While a significant economic slowdown appears likely, we don't think that should be important to a long-term investor. We intend to continue to take a cautious approach to investing, searching for good companies that have fallen out of favor with the market. While the investment environment going forward will likely be challenging, it also is an environment that can present very good opportunities for value investing.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                               67.1%
Depositary Receipts for International Stocks     21.1%
Temporary Cash Investments                       11.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Consumer Staples               24.4%
Financials                     19.2%
Industrials                    16.1%
Energy                         12.3%
Information Technology          7.9%
Health Care                     7.6%
Telecommunication Services      5.6%
Consumer Discretionary          3.6%
Materials                       3.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Unilever NV                    4.08%
 2.    Petroleo Brasileiro SA         4.04
 3.    Bunge, Ltd.                    3.98
 4.    Devon Energy Corp.             3.54
 5.    Nestle SA (A.D.R.)             3.42
 6.    Nokia Corp. (A.D.R.)           3.40
 7.    Hewlett-Packard Co.            3.37
 8.    Raytheon Co.                   3.27
 9.    United Technologies Corp.      3.23
10.    Johnson & Johnson              3.21

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class   12/31/07   6/30/06
-----   --------   -------
  A      $21.05     $21.21
  B      $20.90     $20.96
  C      $20.86     $20.95
  Y      $21.12     $21.30

Class   12/31/07   11/1/06
-----   --------   -------
  R      $20.94     $21.15

Distributions Per Share
--------------------------------------------------------------------------------

                     7/1/07 - 12/31/07
                     -----------------
            Net
         Investment   Short-Term       Long-Term
Class      Income    Capital Gains   Capital Gains
-----    ----------  -------------   -------------
  A        $0.2685        $  -          $0.0481
  B        $0.0822        $  -          $0.0481
  C        $0.1212        $  -          $0.0481
  Y        $0.3334        $  -          $0.0481

                    11/1/07 - 12/31/07
                    ------------------
            Net
         Investment   Short-Term       Long-Term
Class      Income    Capital Gains   Capital Gains
-----    ----------  -------------   --------------
  R        $0.2868        $  -          $0.0481

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 11-15.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund at public offering price, compared to that of the S&P 500 Index.

-----------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)

                   Net Asset    Public Offering
Period            Value (NAV)     Price (POP)
Life-of-Class
(7/1/00)            11.58%          10.71%
5 Years             17.35           15.96
1 Year               6.82            0.68
-----------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2007)
                     Gross            Net
                     1.09%           1.09%
-----------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

        Value of $10,000 Investment
        ---------------------------
           Pioneer
            Cullen       S&P 500
          Value Fund      Index
          ----------      -----

 7/00      $ 9,425      $10,000
             9,894        9,274
12/01       10,105        8,172
             9,305        6,367
12/03       12,847        8,192
            14,663        9,083
12/05       16,619        9,529
            19,383       11,032
12/07       20,705       11,638

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through 11/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class A shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

-------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)

                     If              If
Period              Held           Redeemed
Life-of-Class
(7/1/00)            11.22%          11.22%
5 Years             16.77           16.77
1 Year               5.94            1.94
-------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2007)
                    Gross           Net
                    2.00%           2.00%
-------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

        Value of $10,000 Investment
        ---------------------------
           Pioneer
            Cullen       S&P 500
          Value Fund      Index
          ----------      -----

 7/00      $10,000      $10,000
            10,496        9,274
12/01       10,720        8,172
             9,871        6,367
12/03       13,628        8,192
            15,555        9,083
12/05       17,504        9,529
            20,226       11,032
12/07       21,428       11,638

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" results reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years. Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through 11/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class B shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

-------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)

                      If              If
Period               Held          Redeemed
Life-of-Class
(7/1/00)            11.26%          11.26%
5 Years             16.83           16.83
1 Year               6.04            6.04
-------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2007)
                    Gross           Net
                    1.87%           1.87%
-------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

        Value of $10,000 Investment
        ---------------------------
           Pioneer
            Cullen       S&P 500
          Value Fund      Index
          ----------      -----

 7/00      $10,000      $10,000
            10,496        9,274
12/01       10,720        8,172
             9,871        6,367
12/03       13,628        8,192
            15,555        9,083
12/05       17,506        9,529
            20,262       11,032
12/07       21,487       11,638

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through 11/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class C shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of December 31, 2007)

-------------------------------------------
                     If               If
Period              Held           Redeemed
Life-of-Class
(7/1/00)            11.72%          11.72%
5 Years             17.56           17.56
1 Year               7.17            7.17
-------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2007)
                     Gross            Net
                    0.77%           0.77%
-------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

        Value of $10,000 Investment
        ---------------------------
           Pioneer
            Cullen       S&P 500
          Value Fund      Index
          ----------      -----

 7/00      $10,000      $10,000
            10,496        9,274
12/01       10,720        8,172
             9,871        6,367
12/03       13,628        8,192
            15,555        9,083
12/05       17,662        9,529
            20,678       11,032
12/07       22,161       11,638

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class Y shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has not been restated to reflect any differences in expenses. Cullen Value Fund had higher expenses than those of the Fund's Class Y shares.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

-------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)

                      If              If
Period               Held          Redeemed
Life-of-Class
(7/1/00)            11.07%          11.07%
5 Years             16.82           16.82
1 Year               6.52            6.52
-------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2007)
                     Gross            Net
                     1.62%           1.40%
-------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

        Value of $10,000 Investment
        ---------------------------
           Pioneer
            Cullen       S&P 500
          Value Fund      Index
          ----------      -----

 7/00      $10,000      $10,000
            10,474        9,274
12/01       10,645        8,172
             9,753        6,367
12/03       13,398        8,192
            15,217        9,083
12/05       17,161        9,529
            19,919       11,032
12/07       21,218       11,638

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on November 1, 2006, is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after November 1, 2006, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available, for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitations currently in effect through 11/1/09 for Class R Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class R shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect the higher distribution and service fees of the Fund's Class R shares.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on actual returns from July 1, 2007** through December 31, 2007.

Share Class                     A             B             C             R             Y
---------------------------------------------------------------------------------------------
Beginning Account Value     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value On 7/1/07**
Ending Account Value        $1,068.20     $1,059.40     $1,060.40     $1,065.20     $1,071.70
(after expenses)
On 12/31/07
Expenses Paid               $    5.47     $    9.86     $    9.40     $    7.29     $    3.71
During Period*

** Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.90%, 1.81%, 1.40% and 0.71% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2007** through December 31, 2007.

Share Class                     A             B             C             R             Y
---------------------------------------------------------------------------------------------
Beginning Account Value     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value On 7/1/07**
Ending Account Value        $1,019.91     $1,015.63     $1,016.08     $1,018.15     $1,021.63
(after expenses)
On 12/31/07
Expenses Paid               $    5.35     $    9.65     $    9.20     $    7.12     $    3.62
During Period*

** Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.90%, 1.81%, 1.40% and 0.71% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                  Value
              COMMON STOCKS - 92.0%
              Energy - 11.3%
              Integrated Oil & Gas - 5.9%
1,325,700     Gazprom (A.D.R.)*                                   $   74,636,910
1,114,460     Petroleo Brasileiro SA*                                128,430,370
                                                                  --------------
                                                                  $  203,067,280
                                                                  --------------
              Oil & Gas Drilling - 2.2%
1,271,200     ENSCO International, Inc.                           $   75,788,944
                                                                  --------------
              Oil & Gas Exploration & Production - 3.2%
1,266,650     Devon Energy Corp.                                  $  112,617,851
                                                                  --------------
              Total Energy                                        $  391,474,075
                                                                  --------------
              Materials - 3.0%
              Construction Materials - 1.6%
2,080,437     Cemex SA (A.D.R.)*                                  $   53,779,296
                                                                  --------------
              Diversified Metals & Mining - 0.3%
  401,701     Anglo American Plc                                  $   12,199,659
                                                                  --------------
              Forest Products - 1.1%
  508,800     Weyerhaeuser Co.                                    $   37,518,912
                                                                  --------------
              Total Materials                                     $  103,497,867
                                                                  --------------
              Capital Goods - 10.7%
              Aerospace & Defense - 6.0%
1,713,450     Raytheon Co.                                        $  104,006,415
1,341,100     United Technologies Corp.                              102,647,794
                                                                  --------------
                                                                  $  206,654,209
                                                                  --------------
              Industrial Conglomerates - 4.1%
1,161,000     3M Co.                                              $   97,895,520
1,182,600     General Electric Co.                                    43,838,982
                                                                  --------------
                                                                  $  141,734,502
                                                                  --------------
              Industrial Machinery - 0.6%
  325,750     ITT Corp.                                           $   21,512,530
                                                                  --------------
              Total Capital Goods                                 $  369,901,241
                                                                  --------------
              Transportation - 4.2%
              Air Freight & Couriers - 2.2%
  847,700     FedEx Corp.                                         $   75,589,409
                                                                  --------------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
              Railroads - 2.0%
  839,230     Canadian National Railway Co. (b)                   $   39,385,064
  440,500     Canadian Pacific Railway, Ltd. (b)                      28,473,920
                                                                  --------------
                                                                  $   67,858,984
                                                                  --------------
              Total Transportation                                $  143,448,393
                                                                  --------------
              Automobiles & Components - 2.4%
              Auto Parts & Equipment - 2.4%
1,737,500     BorgWarner, Inc.                                    $   84,112,375
                                                                  --------------
              Total Automobiles & Components                      $   84,112,375
                                                                  --------------
              Retailing - 0.8%
              Home Improvement Retail - 0.8%
1,070,070     Home Depot, Inc. (b)                                $   28,827,686
                                                                  --------------
              Total Retailing                                     $   28,827,686
                                                                  --------------
              Food Beverage & Tobacco - 19.5%
              Agricultural Products - 4.7%
  797,500     Archer Daniels Midland Co.                          $   37,027,925
1,088,200     Bunge, Ltd. (b)                                        126,677,362
                                                                  --------------
                                                                  $  163,705,287
                                                                  --------------
              Distillers & Vintners - 2.6%
1,049,000     Diageo Plc (A.D.R.) (b)                             $   90,035,670
                                                                  --------------
              Packaged Foods & Meats - 12.2%
1,412,400     General Mills, Inc.                                 $   80,506,800
3,087,450     Kraft Foods, Inc.                                      100,743,494
  949,400     Nestle SA (A.D.R.)                                     108,914,219
3,557,050     Unilever NV                                            129,690,043
                                                                  --------------
                                                                  $  419,854,556
                                                                  --------------
              Total Food Beverage & Tobacco                       $  673,595,513
                                                                  --------------
              Household & Personal Products - 2.9%
              Household Products - 2.9%
1,465,550     Kimberly-Clark Corp.                                $  101,621,237
                                                                  --------------
              Total Household & Personal Products                 $  101,621,237
                                                                  --------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Pharmaceuticals & Biotechnology - 7.0%
              Pharmaceuticals - 7.0%
1,275,000     GlaxoSmithKline Plc (b)                             $   64,247,250
1,532,000     Johnson & Johnson                                      102,184,400
3,372,950     Pfizer, Inc.                                            76,667,154
                                                                  --------------
                                                                  $  243,098,804
                                                                  --------------
              Total Pharmaceuticals & Biotechnology               $  243,098,804
                                                                  --------------
              Banks - 1.1%
              Diversified Banks - 1.1%
  606,350     Icici Bank, Ltd. (b)                                $   37,290,525
                                                                  --------------
              Total Banks                                         $   37,290,525
                                                                  --------------
              Diversified Financials - 9.9%
              Consumer Finance - 0.1%
  292,900     Discover Financial Services                         $    4,416,932
                                                                  --------------
              Investment Banking & Brokerage - 4.0%
1,005,350     Merrill Lynch & Co., Inc.                           $   53,967,188
1,591,600     Morgan Stanley                                          84,529,876
                                                                  --------------
                                                                  $  138,497,064
                                                                  --------------
              Diversified Financial Services - 5.8%
1,794,400     Bank of America Corp.                               $   74,036,944
  858,200     Citigroup, Inc.                                         25,265,408
2,287,300     J.P. Morgan Chase & Co.                                 99,840,645
                                                                  --------------
                                                                  $  199,142,997
                                                                  --------------
              Total Diversified Financials                        $  342,056,993
                                                                  --------------
              Insurance - 6.8%
              Life & Health Insurance - 2.7%
1,504,900     MetLife, Inc.                                       $   92,731,938
                                                                  --------------
              Multi-Line Insurance - 2.5%
1,498,050     American International Group, Inc.                  $   87,336,315
                                                                  --------------
              Property & Casualty Insurance - 1.6%
  978,650     Chubb Corp.*                                        $   53,414,717
                                                                  --------------
              Total Insurance                                     $  233,482,970
                                                                  --------------

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                     (continued)
--------------------------------------------------------------------------------

     Shares                                                                Value
                  Technology Hardware & Equipment - 7.3%
                  Communications Equipment - 3.2%
  2,819,800       Nokia Corp. (A.D.R.)                            $  108,252,122
                                                                  --------------
                  Computer Hardware - 3.1%
  2,122,100       Hewlett-Packard Co.                             $  107,123,608
                                                                  --------------
                  Technology Distributors - 1.0%
    907,652       Arrow Electronics, Inc.*                        $   35,652,570
                                                                  --------------
                  Total Technology Hardware & Equipment           $  251,028,300
                                                                  --------------
                  Telecommunication Services - 5.1%
                  Integrated Telecom Services - 5.1%
  1,909,813       AT&T Corp.                                      $   79,371,828
  2,224,250       Verizon Communications, Inc.                        97,177,484
                                                                  --------------
                                                                  $  176,549,312
                                                                  --------------
                  Total Telecommunication Services                $  176,549,312
                                                                  --------------
                  TOTAL COMMON STOCKS
                  (Cost $2,808,274,888)                           $ 3,179,985,29
                                                                  --------------
  Principal
     Amount
                  TEMPORARY CASH INVESTMENTS - 12.4%
                  Repurchase Agreement - 7.4%
256,300,000       Lehman Brothers, 0.75%, dated 12/31/07,
                  repurchase price of $256,300,000 plus accrued
                  interest on 1/2/08 collateralized by
                  $206,691,000 U.S. Treasury Bill, 3.875,
                  1/15/09                                         $  256,300,000
                                                                  --------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                                Value
                  Security Lending Collateral - 5.0%
171,325,474       Securities Lending Investment Fund, 5.19%       $  171,325,474
                                                                  --------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $427,625,474)                             $  427,625,474
                                                                  --------------
                  TOTAL INVESTMENT IN SECURITIES - 104.4%
                  (Cost $3,235,900,363) (a)                       $3,607,610,765
                                                                  --------------
                  OTHER ASSETS AND LIABILITIES - (4.4)%           $ (151,376,939)
                                                                  --------------
                  TOTAL NET ASSETS - 100.0%                       $3,456,233,826
                                                                  ==============

(A.D.R.) American Depositary Receipt

*        Non-income producing security

(a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $3,235,928,119 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                         $512,718,904
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                         (141,036,258)
                                                                                  ------------
         Net unrealized gain                                                      $371,682,646
                                                                                  ============

(b)      At December 31, 2007, the following securities were out on loan:

          Shares          Security                                                       Value
         287,013          Canadian National Railway Co.                           $ 13,469,520
          34,900          Canadian Pacific Railway, Ltd.                             2,255,936
          69,953          Diageo Plc (A.D.R.)                                        6,004,066
         155,750          GlaxoSmithKline Plc                                        7,848,243
         640,000          Home Depot, Inc.                                          17,241,600
          40,338          Icici Bank, Ltd.                                           2,480,787
         993,307          Bunge, Ltd.                                              115,630,868
                                                                                  ------------
                          Total                                                   $164,931,020
                                                                                  ============

  The accompanying notes are an integral part of these financial statements.  21

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $164,931,020) (cost $3,235,900,363)                           $3,607,610,765
  Cash                                                                14,833,480
  Receivables -
    Fund shares sold                                                  28,486,211
    Dividends and interest                                             3,670,530
    Due from Pioneer Investment Management, Inc.                             154
  Other                                                                  137,541
                                                                  --------------
      Total assets                                                $3,654,738,681
                                                                  --------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $   23,247,171
    Fund shares repurchased                                            3,450,538
    Upon return of securities loaned                                 171,325,474
  Due to affiliates                                                      378,242
  Accrued expenses                                                       103,430
                                                                  --------------
      Total liabilities                                           $  198,504,855
                                                                  --------------
NET ASSETS:
  Paid-in capital                                                 $3,096,295,892
  Undistributed net investment income                                  1,206,165
  Accumulated net realized loss on investments                      (12,978,633)
  Net unrealized gain on investments                                 371,710,402
                                                                  --------------
      Total net assets                                            $3,456,233,826
                                                                  ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,996,069,996/94,809,243 shares)             $        21.05
                                                                  ==============
  Class B (based on $111,371,632/5,328,871 shares)                $        20.90
                                                                  ==============
  Class C (based on $601,077,992/28,813,995 shares)               $        20.86
                                                                  ==============
  Class R (based on $856,402/40,893 shares)                       $        20.94
                                                                  ==============
  Class Y (based on $746,857,804/35,354,215 shares)               $        21.12
                                                                  ==============
MAXIMUM OFFERING PRICE:
  Class A ($21.05 [divided by] 94.25%)                            $        22.33
                                                                  ==============

22  The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 12/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $352,633)    $31,235,514
  Interest                                                   5,846,138
  Income from securities loaned, net                           150,367
                                                           -----------
      Total investment income                                               $ 37,232,019
                                                                            ------------
EXPENSES:
  Management fees                                          $10,570,559
  Transfer agent fees and expenses
    Class A                                                  1,075,930
    Class B                                                    119,097
    Class C                                                    382,254
    Class R                                                        722
    Class Y                                                     82,814
  Distribution fees
    Class A                                                  2,382,061
    Class B                                                    566,446
    Class C                                                  2,925,542
    Class R                                                      1,095
  Administrative fees                                          370,603
  Custodian fees                                                61,954
  Registration fees                                            118,473
  Professional fees                                             44,928
  Printing expense                                              31,971
  Fees and expenses of nonaffiliated trustees                   36,449
  Miscellaneous                                                 21,839
                                                           -----------
      Total expenses                                                        $ 18,792,737
      Less management fees waived and expenses
        reimbursed by Pioneer Investment Management,
        Inc.                                                                        (249)
      Less fees paid indirectly                                                  (27,871)
                                                                            ------------
      Net expenses                                                          $ 18,764,617
                                                                            ------------
        Net investment income                                               $ 18,467,402
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                          $(12,950,019)
                                                                            ------------
  Change in net unrealized gain on investments                              $ 17,373,112
                                                                            ------------
    Net gain on investments                                                 $  4,423,093
                                                                            ------------
    Net increase in net assets resulting from operations                    $ 22,890,495
                                                                            ============

  The accompanying notes are an integral part of these financial statements.  23

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 12/31/07 and the Year Ended 6/30/07, respectively

                                                            Six Months
                                                               Ended
                                                             12/31/07         Year Ended
                                                            (unaudited)         6/30/07
FROM OPERATIONS:
Net investment income                                     $   18,467,402    $   36,290,908
Net realized gain (loss) on investments                      (12,950,019)        7,613,458
Change in net unrealized gain on investments                  17,373,112       308,605,704
                                                          --------------    --------------
    Net increase in net assets resulting from
      operations                                          $   22,890,495    $  352,510,070
                                                          --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.27 and $0.18 per share, respectively)     $  (24,850,964)   $  (12,692,282)
    Class B ($0.08 and $0.05 per share, respectively)           (436,114)         (245,476)
    Class C ($0.12 and $0.09 per share, respectively)         (3,454,114)       (1,995,476)
    Class R ($0.29 and $0.19 per share, respectively)            (11,109)             (100)
    Class Y ($0.33 and $0.22 per share, respectively)        (11,540,919)       (4,650,239)
Net realized gain:
    Class A ($0.05 and 0.01 per share, respectively)          (4,378,793)         (624,075)
    Class B ($0.05 and 0.01 per share, respectively)            (256,891)          (43,661)
    Class C ($0.05 and 0.01 per share, respectively)          (1,352,268)         (190,920)
    Class R ($0.05 and 0.01 per share, respectively)                (978)               (5)
    Class Y ($0.05 and 0.01 per share, respectively)          (1,618,867)         (184,467)
                                                          --------------    --------------
      Total distributions to shareowners                  $  (47,901,017)   $  (20,626,701)
                                                          --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  760,337,424    $2,066,748,759
Reinvestment of distributions                                 40,139,588        17,398,541
Cost of shares repurchased                                  (428,330,437)     (562,649,037)
                                                          --------------    --------------
    Net increase in net assets resulting from fund
      share transactions                                  $  372,146,575    $1,521,498,263
                                                          --------------    --------------
    Net increase in net assets                            $  347,136,053    $1,853,381,632
NET ASSETS:
Beginning of period                                        3,109,097,773     1,255,716,141
                                                          --------------    --------------
End of period                                             $3,456,233,826    $3,109,097,773
                                                          ==============    ==============
Undistributed net investment income                       $    1,206,165     $  23,031,983
                                                          ==============    ==============

24  The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    12/31/07          12/31/07           6/30/07         6/30/07
                                     Shares            Amount            Shares           Amount
                                   (unaudited)      (unaudited)
CLASS A
Shares sold                         20,468,788    $  436,210,721       61,832,165    $1,220,948,227
Reinvestment of distributions        1,133,839        24,099,255          550,862        10,927,966
Less shares repurchased            (13,004,137)     (277,164,005)     (20,467,656)     (413,581,805)
                                   -----------    --------------      -----------    --------------
  Net increase                       8,598,490    $  183,145,971       41,915,371    $  818,294,388
                                   ===========    ==============      ===========    ==============
CLASS B
Shares sold                            583,572    $   12,250,703        3,014,943    $   58,613,504
Reinvestment of distributions           26,130           549,756           11,854           233,322
Less shares repurchased               (662,088)      (13,897,632)      (1,116,576)      (22,154,742)
                                   -----------    --------------      -----------    --------------
  Net increase (decrease)              (52,386)   $   (1,097,173)       1,910,221    $   36,692,084
                                   ===========    ==============      ===========    ==============
CLASS C
Shares sold                          4,172,835    $   87,800,776       16,183,786    $  315,120,489
Reinvestment of distributions          176,220         3,705,685           84,443         1,660,924
Less shares repurchased             (2,660,875)      (55,902,117)      (2,346,183)      (47,109,602)
                                   -----------    --------------      -----------    --------------
  Net increase                       1,688,180    $   35,604,344       13,922,046    $  269,671,811
                                   ===========    ==============      ===========-    ==============
CLASS R
Shares sold                             27,525    $      583,941           14,961    $      303,866
Reinvestment of distributions              305             6,448                -                 -
Less shares repurchased                 (1,124)          (23,821)            (774)          (16,342)
                                   -----------    --------------      -----------    --------------
  Net increase                          26,706    $      566,568           14,187    $      287,524
                                   ===========    ==============      ===========    ==============
CLASS Y
Shares sold                         10,438,391    $  223,491,283       23,926,529    $  471,762,673
Reinvestment of distributions          552,167        11,778,444          230,091         4,576,329
Less shares repurchased             (3,762,289)      (81,342,862)      (3,885,630)      (79,786,546)
                                   -----------    --------------      -----------    --------------
  Net increase                       7,228,269    $  153,926,865       20,270,990    $  396,552,456
                                   ===========    ==============      ===========    ==============

  The accompanying notes are an integral part of these financial statements.  25

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended
                                                                12/31/07        Year Ended
                                                               (unaudited)        6/30/07
CLASS A
Net asset value, beginning of period                           $    21.21        $    18.28
                                                               ----------        ----------
Increase (decrease) from investment operations:
  Net investment income                                        $     0.11        $     0.26
  Net realized and unrealized gain (loss) on investments             0.05              2.86
                                                               ----------        ----------
    Net increase (decrease) from investment operations         $     0.16        $     3.12
Distributions to shareowners:
  Net investment income                                             (0.27)            (0.18)
  Net realized gain                                                 (0.05)            (0.01)
                                                               ----------        ----------
Net increase (decrease) in net asset value                     $    (0.16)       $     2.93
                                                               ----------        ----------
Net asset value, end of period                                 $    21.05        $    21.21
                                                               ==========        ==========
Total return*                                                        0.73%            17.13%
Ratio of net expenses to average net assets+                         1.05%**           1.09%
Ratio of net investment income to average net assets+                1.22%**           1.67%
Portfolio turnover rate                                                16%**             15%
Net assets, end of period (in thousands)                       $1,996,070        $1,828,453
Ratios with no reimbursement of management fees and
  assumption of expenses by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                                       1.05%**           1.09%
  Net investment income                                              1.22%**           1.67%
Ratios with reimbursement of management fees and assumption
  of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       1.05%**           1.08%
  Net investment income                                              1.22%**           1.68%

                                                              Year Ended    Year Ended    Year Ended   Year Ended
                                                                6/30/06     6/30/05 (a)     6/30/04      6/30/03
CLASS A
Net asset value, beginning of period                           $  16.19      $ 13.96       $ 11.27      $ 11.90
                                                               --------      -------       -------      -------
Increase (decrease) from investment operations:
  Net investment income                                        $   0.14      $  0.05       $  0.02      $  0.04
  Net realized and unrealized gain (loss) on investments           2.23         2.55          2.71        (0.64)
                                                               --------      -------       -------      -------
    Net increase (decrease) from investment operations         $   2.37      $  2.60       $  2.73      $ (0.60)
Distributions to shareowners:
  Net investment income                                           (0.06)       (0.03)        (0.04)       (0.03)
  Net realized gain                                               (0.22)       (0.34)            -            -
                                                               --------      -------       -------      -------
Net increase (decrease) in net asset value                     $   2.09      $  2.23       $  2.69      $ (0.63)
                                                               --------      -------       -------      -------
Net asset value, end of period                                 $  18.28      $ 16.19       $ 13.96      $ 11.27
                                                               ========      =======       =======      =======
Total return*                                                     14.73%       18.81%        24.24%       (5.04)%
Ratio of net expenses to average net assets+                       1.15%        1.66%         1.92%        2.22%
Ratio of net investment income to average net assets+              1.57%        0.62%         0.32%        0.30%
Portfolio turnover rate                                              21%          49%           70%          71%
Net assets, end of period (in thousands)                       $809,593      $98,690       $33,089      $22,235
Ratios with no reimbursement of management fees and
  assumption of expenses by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                                     1.15%        1.64%         1.92%        2.22%
  Net investment income                                            1.57%        0.64%         0.32%        0.30%
Ratios with reimbursement of management fees and assumption
  of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                     1.15%        1.66%         2.00%        2.00%
  Net investment income                                            1.57%        0.62%         0.24%        0.52%

(a) Effective December 28, 2004 PIM became the sub-advisor fo the Fund and subsequently became the advisor on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  26

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   Six Months Ended
                                                                                       12/31/07
                                                                                      (unaudited)
CLASS B
Net asset value, beginning of period                                                  $  20.96
                                                                                      --------
Increase from investment operations:
  Net investment income                                                               $   0.04
  Net realized and unrealized gain on investments                                         0.03
                                                                                      --------
    Net increase from investment operations                                           $   0.07
Distributions to shareowners:
  Net investment income                                                                  (0.08)
  Net realized gain                                                                      (0.05)
                                                                                      --------
Net increase (decrease) in net asset value                                            $  (0.06)
                                                                                      --------
Net asset value, end of period                                                        $  20.90
                                                                                      ========
Total return*                                                                             0.33%
Ratio of net expenses to average net assets+                                              1.90%**
Ratio of net investment income to average net assets+                                     0.37%**
Portfolio turnover rate                                                                     16%**
Net assets, end of period (in thousands)                                              $111,372
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                            1.90%**
  Net investment income                                                                   0.37%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                            1.90%**
  Net investment income                                                                   0.37%**

                                                                                                                2/28/05 (a)
                                                                                    Year Ended   Year Ended         to
                                                                                      6/30/07      6/30/06        6/30/05
CLASS B
Net asset value, beginning of period                                                 $  18.11     $ 16.15       $   16.05
                                                                                     --------     -------       ---------
Increase from investment operations:
  Net investment income                                                              $   0.10     $  0.04       $    0.01
  Net realized and unrealized gain on investments                                        2.81        2.16            0.09
                                                                                     --------     -------       ---------
    Net increase from investment operations                                          $   2.91     $  2.20       $    0.10
Distributions to shareowners:
  Net investment income                                                                 (0.05)      (0.02)              -
  Net realized gain                                                                     (0.01)      (0.22)              -
                                                                                     --------     -------       ---------
Net increase (decrease) in net asset value                                           $   2.85     $  1.96       $    0.10
                                                                                     --------     -------       ---------
Net asset value, end of period                                                       $  20.96     $ 18.11       $   16.15
                                                                                     ========     =======       =========
Total return*                                                                           16.09%      13.66%           0.62%***
Ratio of net expenses to average net assets+                                             2.00%       2.09%           2.10%**
Ratio of net investment income to average net assets+                                    0.75%       0.56%           0.40%**
Portfolio turnover rate                                                                    15%         21%             49%**
Net assets, end of period (in thousands)                                             $112,795     $62,860       $  12,454
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                           2.00%       2.09%           2.19%**
  Net investment income                                                                  0.75%       0.56%           0.31%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                           1.99%       2.09%           2.10%**
  Net investment income                                                                  0.76%       0.56%           0.40%**

(a)  Class B shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  27

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    Six Months Ended
                                                                                        12/31/07
                                                                                      (unaudited)
CLASS C
Net asset value, beginning of period                                                  $  20.95
                                                                                      --------
Increase from investment operations:
  Net investment income                                                               $   0.04
  Net realized and unrealized gain on investments                                         0.04
                                                                                      --------
    Net increase from investment operations                                           $   0.08
Distributions to shareowners:
  Net investment income                                                                  (0.12)
  Net realized gain                                                                      (0.05)
                                                                                      --------
Net increase (decrease) in net asset value                                            $  (0.09)
                                                                                      --------
Net asset value, end of period                                                        $  20.86
                                                                                      ========
Total return*                                                                             0.37%
Ratio of net expenses to average net assets+                                              1.81%**
Ratio of net investment income to average net assets+                                     0.45%**
Portfolio turnover rate                                                                     16%**
Net assets, end of period (in thousands)                                              $601,078
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                            1.81%**
  Net investment income                                                                   0.45%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                            1.81%**
  Net investment income                                                                   0.45%**

                                                                                                                2/28/05 (a)
                                                                                    Year Ended   Year Ended         to
                                                                                      6/30/07      6/30/06        6/30/05
CLASS C
Net asset value, beginning of period                                                 $  18.12     $  16.15      $   16.05
                                                                                     --------     --------      ---------
Increase from investment operations:
  Net investment income                                                              $   0.11     $   0.05      $    0.01
  Net realized and unrealized gain on investments                                        2.82         2.17           0.09
                                                                                     --------     --------      ---------
    Net increase from investment operations                                          $   2.93     $   2.22      $    0.10
Distributions to shareowners:
  Net investment income                                                                 (0.09)       (0.03)             -
  Net realized gain                                                                     (0.01)       (0.22)             -
                                                                                     --------     --------      ---------
Net increase (decrease) in net asset value                                           $   2.83     $   1.97      $    0.10
                                                                                     --------     --------      ---------
Net asset value, end of period                                                       $  20.95     $  18.12      $   16.15
                                                                                     ========     ========      =========
Total return*                                                                           16.21%       13.81%          0.62%***
Ratio of net expenses to average net assets+                                             1.87%        1.94%          2.15%**
Ratio of net investment income to average net assets+                                    0.89%        0.83%          0.34%**
Portfolio turnover rate                                                                    15%          21%            49%**
Net assets, end of period (in thousands)                                             $568,385     $239,241      $  15,560
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                           1.87%        1.94%          2.27%**
  Net investment income                                                                  0.89%        0.83%          0.22%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                           1.87%        1.94%          2.15%**
  Net investment income                                                                  0.89%        0.83%          0.34%**

(a)  Class C shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  28

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Six Months Ended   11/1/06 (a)
                                                         12/31/07            to
                                                       (unaudited)        6/30/07
CLASS R
Net asset value, beginning of period                    $ 21.15          $ 19.51
                                                        -------          -------
Increase from investment operations:
  Net investment income                                 $  0.06          $  0.28
  Net realized and unrealized gain on investments          0.07             1.56
                                                        -------          -------
    Net increase from investment operations             $  0.13          $  1.84
Distributions to shareowners:
  Net investment income                                   (0.29)           (0.19)
  Net realized gain                                       (0.05)           (0.01)
                                                        -------          -------
Net increase (decrease) in net asset value              $ (0.21)         $  1.64
                                                        -------          -------
Net asset value, end of period                          $ 20.94          $ 21.15
                                                        =======          =======
Total return*                                              0.58%            9.52%***
Ratio of net expenses to average net assets+               1.41%**          1.40%**
Ratio of net investment income to average
  net assets+                                              0.87%**          1.47%**
Portfolio turnover rate                                      16%**            15%**
Net assets, end of period (in thousands)                $   856          $   300
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                             1.52%**          1.62%**
  Net investment income                                    0.76%**          1.25%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                             1.40%**          1.40%**
  Net investment income                                    0.88%**          1.47%**

(a)  Class R shares were first publicly offered on November 1, 2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
***  Not annualized.

  The accompanying notes are an integral part of these financial statements.  29

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     Six Months Ended
                                                                                         12/31/07
                                                                                       (unaudited)
CLASS Y
Net asset value, beginning of period                                                   $  21.30
                                                                                       --------
Increase from investment operations:
  Net investment income                                                                $   0.12
  Net realized and unrealized gain on investments                                          0.08
                                                                                       --------
    Net increase from investment operations                                            $   0.20
Distributions to shareowners:
  Net investment income                                                                   (0.33)
  Net realized gain                                                                       (0.05)
                                                                                       --------
Net increase in net asset value                                                        $  (0.18)
                                                                                       --------
Net asset value, end of period                                                         $  21.12
                                                                                       ========
Total return*                                                                              0.93%
Ratio of net expenses to average net assets+                                               0.71%**
Ratio of net investment income to average net assets+                                      1.55%**
Portfolio turnover rate                                                                      16%**
Net assets, end of period (in thousands)                                               $746,858
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                             0.71%**
  Net investment income                                                                    1.55%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduc-
  tion for fees paid indirectly:
  Net expenses                                                                             0.71%**
  Net investment income                                                                    1.55%**

                                                                                                                2/28/05 (a)
                                                                                     Year Ended   Year Ended        to
                                                                                       6/30/07      6/30/06       6/30/05
CLASS Y
Net asset value, beginning of period                                                  $  18.34     $  16.20      $   16.05
                                                                                      --------     --------      ---------
Increase from investment operations:
  Net investment income                                                               $   0.28     $   0.10      $    0.03
  Net realized and unrealized gain on investments                                         2.91         2.33           0.12
                                                                                      --------     --------      ---------
    Net increase from investment operations                                           $   3.19     $   2.43      $    0.15
Distributions to shareowners:
  Net investment income                                                                  (0.22)       (0.07)             -
  Net realized gain                                                                      (0.01)       (0.22)             -
                                                                                      --------     --------      ---------
Net increase in net asset value                                                       $   2.96     $   2.14      $    0.15
                                                                                      --------     --------      ---------
Net asset value, end of period                                                        $  21.30     $  18.34      $   16.20
                                                                                      ========     ========      =========
Total return*                                                                            17.47%       15.12%          0.93%***
Ratio of net expenses to average net assets+                                              0.77%        0.83%          0.99%**
Ratio of net investment income to average net assets+                                     2.00%        1.91%          1.60%**
Portfolio turnover rate                                                                     15%          21%            49%**
Net assets, end of period (in thousands)                                              $599,166     $144,022      $   5,082
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                            0.77%        0.83%          0.99%**
  Net investment income                                                                   2.00%        1.91%          1.60%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                            0.77%        0.83%          0.99%**
  Net investment income                                                                   2.00%        1.91%          1.60%**

(a)  Class Y shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  30

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Cullen Value Fund (the Fund) is a diversified series of Pioneer Series Trust III, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. Current income is a secondary objective.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered on November 1, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

     trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2007 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the years ended June 30, 2007 was as follows:

--------------------------------------------
                                     2007
--------------------------------------------
Distributions paid from:
Ordinary income                  $19,583,573
Long-term capital gain             1,043,128
                                 -----------
  Total                          $20,626,701
                                 ===========
--------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at June 30, 2007:

--------------------------------------------
                                     2007
--------------------------------------------
Undistributed ordinary income   $ 23,031,983
Undistributed long-term gain       7,606,939
Unrealized appreciation          354,309,534
                                ------------
  Total                         $384,948,456
                                ============
--------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $174,891 in underwriting commissions on the sale of Class A shares during the six months ended December 31, 2007.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
     Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, Class R, and Class Y shares can bear different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, and 0.55% of assets over $3 billion. For the six months ended December 31, 2007, the net management fee was equivalent to 0.64% of average daily net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to Cullen LLC as compensation for Cullen's subadvisory services to the Fund.

Through November 1, 2009 PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares. Through November 1, 2009, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class B and Class C expenses to 2.15% of the average daily net assets attributable to Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2007, $187,545 was payable to PIM related to management fees, administrative costs and certain others services,

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

and is included in due to affiliates reflected on the Statement of Assets and Liabilities.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates reflected on the Statement of Assets and Liabilities are $90,925 in transfer agent fees payable to PIMSS at December 31, 2007.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C, and Class R shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. This fee consists of a 0.25% service fee and a 0.75% distribution fee both paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the net average daily net assets attributable to Class R shares as compensation for distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Included in due to affiliates reflected on the Statement of Assets and Liabilities is $99,772 in distribution fees payable to PFD at December 31, 2007.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There is no CDSC for Class R and Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended December 31, 2007, CDSCs in the amount of $213,764 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended December 31, 2007, the Fund's expenses were reduced by $27,871 under such arrangements.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended December 31, 2007, the Fund had no borrowings under this agreement.

7.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

For the six months ended December 31, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 96.32%.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Cullen Capital Management, LLC to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement and sub-advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory and sub-advisory agreements for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM and the sub-adviser in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM and the sub-adviser. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement and the sub-advisory agreement for another year.

In considering the continuation of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on March 1, 2005. They considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one year period ended June 30, 2007 and in the first quintile of its Morningstar category for the three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the third quintile relative to its Strategic Insight peer group.

The Trustees also reviewed advisory fees charged by the sub-adviser to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that the average fee rate for those separate accounts was higher than the fees paid by PIM to the sub-adviser in respect of the Fund. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the sub-adviser, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to the sub-adviser and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of each of the investment advisory agreement and sub-advisory agreement for the Fund.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                             Officers
John F. Cogan, Jr., Chairman         John F. Cogan, Jr., President
David R. Bock                        Daniel K. Kingsbury, Executive
Mary K. Bush                           Vice President
Margaret B.W. Graham                 Vincent Nave, Treasurer
Daniel K. Kingsbury                  Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                 www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]PIONEER
      Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerinvestments.com

18625-02-0208
Securities offered through Pioneer Funds Distributor, Inc.,
60 State Street, Boston, MA. 02109. Underwriter of Pioneer
Mutual Funds, Member SIPC (C) 2007 Pioneer Investments.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.